Feb. 27, 2017

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG River Road Select Value Fund

(formerly ASTON/River Road Select Value Fund)

Supplement dated June 16, 2017 to the

Prospectus and Statement of Additional Information, each dated February 27, 2017

The following information supplements and supersedes any information to the contrary in the Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”) of AMG River Road Select Value Fund (the “Fund”), a series of AMG Funds IV, dated as noted above.

Effective as of the close of business on June 30, 2017, the Fund’s name will change from AMG River Road Select Value Fund to AMG River Road Small-Mid Cap Value Fund. All references to AMG River Road Select Value Fund in the Prospectus and SAI will be replaced with AMG River Road Small-Mid Cap Value Fund.

In addition, effective as of the close of business on June 30, 2017, the Prospectus will be revised as follows:

With respect to the sub-section “Principal Investment Strategies” in the section “Summary of the Funds – AMG River Road Select Value Fund,” the first sentence of the first paragraph will be deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small- and mid-capitalization companies that the subadviser believes are undervalued.